Long-term investments - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Long Term Investment [Line Items]
Accumulated other comprehensive loss		$ 145,071	$ 146,153
Deferred income tax expense		59,081	28,424
Deficit		(261,245)	(547,839)
Unrealized loss on investments		$ 1,082	$ (6,221)
Increase (decrease) due to changes in accounting policy required by IFRSs | Long Term Investments | IFRS 9
Long Term Investment [Line Items]
Accumulated other comprehensive loss	$ 35,000
Deferred income tax expense	(1,000)
Deficit	$ 35,000